Form N-CSR Cover	6 Months Ended
Jan. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Entity Central Index Key	0001606378
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025